Derivatives and Hedging Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Over the Counter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total collateral for derivatives	$ 1,447,970	$ 1,019,112
Exchange Traded
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total collateral for derivatives	$ 49,133	$ 13,939